Short-Term Investment (Details) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Segregated Portfolio Company [Member]
Short-Term Investment [Line Items]
Total subscription amount	¥ 121.5	$ 17.4	¥ 121.5